Mezzanine equity (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Beginning balance	$ 41,456,387	$ 0
Acquired in a business combination		41,428,597
Net (loss) income attributable to redeemable non-controlling interest	(249,249)	27,790
Ending balance	35,010,200	41,456,387
Costal Holding [Member]
Beginning balance	35,307,459	0
Acquired in a business combination		35,428,597
Net (loss) income attributable to redeemable non-controlling interest		(121,138)
Ending balance		35,307,459
Varda Inc [Member]
Beginning balance	4,648,928	0
Acquired in a business combination		4,500,000
Net (loss) income attributable to redeemable non-controlling interest	48,010	148,928
Ending balance	0	4,648,928
Calma [Member]
Beginning balance	1,500,000	0
Acquired in a business combination		1,500,000
Net (loss) income attributable to redeemable non-controlling interest	0	0
Ending balance	$ 0	$ 1,500,000